SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,263	$ 3,205
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	225	333
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,118	1,668
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	624	742
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	2,296	462
Other countries And Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,838	$ 71